Restructuring and Asset Impairment Charges	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges

NOTE 3 – RESTRUCTURING AND ASSET IMPAIRMENT CHARGES

During the third quarter of 2015, the board of directors approved a plan to transition the Company’s Wireless Internet business from a 5Ghz to a 60Ghz-based network technology and the Company ceased the build-out of 5Ghz networks and stopped the installation of new customers. The Company expects the shift to the new 60Ghz technology will begin with a set of test installations in 2016.

Restructuring and asset impairment charges were as follows (in thousands):

Year ended December 31, 2015
Asset impairments	$53,228
Contract termination costs	4,767
Employee severance and termination benefits	1,202

Total restructuring and asset impairment charges	$59,197

During the year ended December 31, 2014, the Company did not incur any restructuring and asset impairment charges.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—	$—
Restructuring and impairment charges	53,228	4,767	1,202	59,197
Cash payments	(10)	(623)	(881)	(1,514)
Non-cash settlements	(53,218)	(190)	—	(53,408)

Accrued restructuring balance as of December 31, 2015	$—	$3,954	$321	$4,275

As a result of this transition, the existing 5Ghz network did not reach full deployment as anticipated and the Company has recorded a non-cash asset impairment charge of $53.2 million during the year ended December 31, 2015. The impairment charge included a write down of the Company’s network assets, subscriber acquisition costs, certain intellectual property and goodwill (See Note 10). Assets related to the 5Ghz network were determined to have no fair value and were fully impaired.

The Company also recorded cash-based restructuring charges of $6.0 million during the year ended December 31, 2015 related to employee severance and termination benefits as well as the write off of certain vendor contracts. The unpaid portion of the restructuring charge is expected to be paid within 12 months and is recorded in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2015.

Additional charges may be incurred in the future for facility-related or other restructuring activities as the Company continues to align resources to meet the needs of the business.